Trade and other receivables	6 Months Ended
Jun. 30, 2026
Trade and other receivables
Trade and other receivables
7.	Trade and other receivables

	June 30,	December 31,
	2026	2025
	(Unaudited)
Current
Fuel Price Stabilization Fund (1)	7,979	3,029
Concessions (2)	4,507	4,391
Customers
Domestic	3,517	2,705
Foreign	3,276	3,632
Accounts receivable from employees	132	136
Related parties (Note 30)	107	140
Industrial services	64	27
Other	1,452	1,424
	21,034	15,484
Allowance for expected losses (3)	(783)	(604)
	20,251	14,880
Non–current
Concessions (2)	31,726	30,903
Accounts receivable from Sao Paulo State (4)	2,226	2,237
Accounts receivable from employees	860	815
Related parties (Note 30)	553	531
Customers
Domestic	359	229
Foreign	55	64
Other	886	939
	36,665	35,718
Allowance for expected losses	(579)	(588)
	36,086	35,130
(1)	It corresponds to the outstanding balance owed to the Fuel Price Stabilization Fund (FEPC), which was created by the National Government to mitigate fluctuations in international prices of oil and its derivatives, such as gasoline and diesel. Its main objective is to prevent drastic increases in international prices from being passed directly on to the end consumer. The amount is the estimate established in accordance with Resolution 180522 of March 29, 2010, and other regulations that modify and supplement it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure for recognizing the subsidy for refiners and importers of regular gasoline and diesel, and the methodology for calculating the net position (the difference between the parity price and the regulated price, which can be positive or negative).

The movement of the account receivable from the Fuel Price Stabilization Fund is as follows:

	June 30,	December 31,
	2026	2025
Opening balance	3,029	7,623
Revenue of the period (Note 24)	5,999	2,921
Mobilizations and other	58	142
Collections (1.1)	(1,024)	(7,657)
Opportunity cost adjustment (1.2)	45	—
Dividends offsets (1.2)	(128)	—
Closing balance	7,979	3,029

(1.1) During 2026, the following resolutions regarding FEPC payments were presented:

				Amount paid as	Pending amount
Resolution	Settlement	Payment Date	Payment Method	of June 30, 2026	to be received
Resolution 00368 March 31, 2026 (*)	First quarter of 2025	04/01/2026	Cash	3	—
		12/15/2026 (*)	TES (Colombia Treasury sovereign bond)	—	1,555
Resolution 1492 June 30, 2026	Second quarter of 2025	06/30/2026	TES class B - (Colombia Treasury sovereign bond)	1,021	—
				1,024	1,555

(*)In the first quarter of 2026, Ecopetrol S.A. and the Ministry of Finance and Public Credit (MHCP), entered into a payment agreement under which the Nation commits to settling the entire FEPC balance corresponding to the first quarter of 2025.

(1.2) Pursuant to Resolution 00368 of March 31, 2026, the Nation recognized the opportunity cost incurred by Ecopetrol S.A. due to the time elapsed between the signing of the agreement and the payment scheduled for December 2026. The Nation paid this opportunity cost amount of $128 directly to Ecopetrol S.A. through a set-off with dividends declared by Ecopetrol S.A. in favor of the Nation (Note 23.4), in accordance with Article 85 of Law 2559 of 2025.

(2)	It corresponds to accounts receivable for concessions to provide public energy transport services and public road transport services, mainly in Brazil (see Note 7.1) and Chile.
(3)

This corresponds to the recognition of the Company’s customer that is exposed to credit risk. As of June 30, 2026, it includes the accumulated impairment for the accounts receivable of AIR-E S.A.S. E.S.P., an ISA customer, for $660 (2025: $314), in accordance with the expected credit loss model. ISA has implemented and will continue to implement legal actions aimed at recovering the overdue accounts receivable, including the account generated before and after the intervention by the Superintendency of Residential Public Services.

(4)

It corresponds to accounts receivable of ISA Energía Brasil S.A. from the Government of Brazil for employee benefits governed by Law 4819 of 1958. The gross value of these receivables is $2,226 (2025: $2,237), and the allowance for expected losses is $344 (2025: $352), for a net book value of $1,882 (2025: $1,885). Management monitors developments related to the legal aspects of this matter and continuously assesses the potential impact on its consolidated financial statements. ISA Energía Brasil S.A. will continue to make the monthly payments to employees as required by law. Furthermore, it will continue the process of collecting these amounts from the Government of the State of São Paulo and assessing their recoverability.

The book value of trade accounts and other accounts receivable approximates their fair value.

7.1	Movement of the contractual asset of Law No. 12,783 – RBSE

The balance of contractual assets includes the contractual rights arising from the extension of the concession contract of ISA ENERGÍA Brasil (formerly ISA CTEEP), pursuant to Law No. 12,783/2013, which extended concession contract 059 of 2001 until December 2042. This extension gave rise to the right to recognize and recover the values associated with the undepreciated transmission assets existing as of May 31, 2000, under the concept of RBSE (Rede Básica do Sistema Existente in Portuguese). The future cash flows of the RBSE are composed of: (a) a portion corresponding to the remuneration base (economic component); and (b) another portion corresponding to the monetary update at the cost of equity (Ke) (financial component).

The following details the movements of ISA ENERGÍA’s contractual asset in Brazil, associated with the RBSE (Basic Network of the Existing System):

	June 30,	December 31,
	2026	2025
Opening balance (1)	4,250	5,770
Remuneration of concession assets (accrual)	310	677
Regulatory adjustment on remuneration according to Resolução Homologatória (REH) nº 3.466/2025 (2)	—	(652)
Payments for concession assets	(521)	(1,389)
Currency translation effect	(96)	(156)
Ending balance (1)	3,943	4,250
(1)

On June 10, 2025, at the meeting of directors of ANEEL (National Electric Energy Agency), the discussion in the administrative sphere was concluded on the request submitted in 2021 by trade associations and market agents in Brazil to reconsider the calculations presented for the payment of the financial component (Ke) of the RBSE to all energy transmission companies that renewed their concessions in 2012.

(2)	These amounts are included in the lines of concessions in Note 7.

Additionally, the net movements, less PIS/Confins taxes, are shown below:

	June 30,	December 31,
	2026	2025
Remuneration of concession assets, net of taxes (accrual)	132	22
Payments for concession assets, net of taxes (cash)	(322)	(1,260)
Net movement for the period	190	(1,238)